Deferred Revenues (Details Narrative) (10-K)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Lots	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Proceeds from sale of real estate					$ 3,725,867
Revenue	$ 268,733	$ 396,392	$ 709,228	$ 1,674,315	3,099,608	$ 1,817,302
Argentine [Member]
Disaggregation of Revenue [Line Items]
Proceeds from sale of real estate					$ 3,725,867	$ 3,667,423
Argentine [Member] | Real Estate Sales [Member]
Disaggregation of Revenue [Line Items]
Number of lots sold | Lots					25
Revenue					$ 1,468,000